RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - Due to officers [Member] ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of transactions between related parties [line items]
Balances with Related Parties | ₪		₪ (410)	₪ (267)
US Dollars [Member]
Disclosure of transactions between related parties [line items]
Balances with Related Parties | $	$ (119)